RULE 24F-2 NOTICE FOR TEMPLETON INCOME TRUST

                                FILE NO. 33-6510


  i. This Notice is filed on behalf of Templeton Income Trust (the "Trust") for the fiscal year ended
                  August 31, 1995.

 ii. $42,071,070 of securities (42,071,070 shares) were registered pursuant to Rule 24e-2 but remained unsold at the beginning of the fiscal year. All of these shares were registered on August 19, 1992 in Post-Effective Amendment No. 10 to the Trust's Registration Statement.* $22,540,408 of securities (22,540,408 shares) were registered pursuant to Rule 24e-2 on August 22, 1994 in Post-Effective Amendment No. 14 to the Fund's Registration Statement.


iii.              None.

 iv. The Trust sold 508,966,058 shares of the Templeton Money Fund series of shares of beneficial interest and 4,044,071 shares of the Templeton Income Fund series of shares of beneficial interest during the fiscal year.

  v. The Trust sold an aggregate of 513,010,129 shares during the fiscal year ended August 31, 1995 in reliance upon its registration of an indefinite amount of shares pursuant to Rule 24f-2 for an actual aggregate sales price of $545,435,705. During that period, the Trust redeemed an aggregate of 531,893,131 shares for an aggregate redemption price of $588,536,505. Because this Notice is filed within 60 days of the end of the Trust's fiscal year, the aggregate redemptions of $588,536,505 during the fiscal year may be deducted from the sales pursuant to Rule 24f-2, leaving a difference of <$43,100,800>. Accordingly, no registration fee is due to the Commission.

--------
  **/ In Post Effective Amendment No. 10, the Trust registered $86,864,471 of securities (86,864,471 shares). $67,333,809 of securities were used to offset net purchases for the fiscal year ended August 31, 1994.

                  An opinion of counsel stating that the shares sold during fiscal year ended August 31, 1995 were legally issued, fully paid and non-assessable accompanies this Notice.



                                                 /s/ JAMES R. BAIO
                                                 Templeton Income Trust
                                                 James R. Baio, Treasurer


October 24, 1995



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